Filed under Rule 497(k) Registration No. 033-52742

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio

SA Index Allocation 80/20 Portfolio

SA Index Allocation 90/10 Portfolio

(each, a “Portfolio,” and collectively, the “Portfolios”)

Supplement dated November 3, 2017, to each Portfolio’s

Summary Prospectus dated February 1, 2017, as supplemented and amended to date

In the section entitled “Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Douglas Loeffler, CFA	2017	Senior Portfolio Manager
Manisha Singh, CFA	2017	Co-Portfolio Manager

In the section entitled “Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Douglas Loeffler, CFA	2017	Senior Portfolio Manager
Manisha Singh, CFA	2017	Co-Portfolio Manager

In the section entitled “Investment Adviser,” the table under the heading “Portfolio Managers” is deleted in its entirety and replaced with the following:

Name	Portfolio Manager of the Portfolio Since	Title
Douglas Loeffler, CFA	2017	Senior Portfolio Manager
Manisha Singh, CFA	2017	Co-Portfolio Manager

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.